Note 16 - Redeemable Non-controlling Interest - Redeemable Non-controlling Interest in Subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, January 1, 2022	$ 3,487	$ 0
Initial redeemable non-controlling interest in subsidiary	3,750	3,750
Net loss attributable to redeemable non-controlling interest	(6,608)	(263)
Net loss attributable to redeemable non-controlling interest	(6,608)	(263)
Balance, December 31, 2022	$ 629	$ 3,487